employee future benefits - Defined benefit pension plans expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined benefit pension plan expense (recovery)
Total	$ 78	$ 95
Pension plans | Pension plan
Defined benefit pension plan expense (recovery)
Current service cost	72	88
Past service costs		1
Interest expense arising from defined benefit obligations accrued	335	318
Return, including interest income, on plan assets	(752)	(255)
Interest effect on asset ceiling limit	10	4
Total	(407)	67
Administrative fees	6	6
Re-measurements arising from demographic assumptions	20	(62)
Re-measurements arising from financial assumptions	984	(588)
Total	1,004	(650)
Changes in the effect of limiting net defined benefit assets to the asset ceiling	(152)	149
Total	523	(339)
Pension plans | Pension plan | Employee benefits expense
Defined benefit pension plan expense (recovery)
Current service cost	72	88
Past service cost		1
Administrative fees	6	6
Total	78	95
Pension plans | Pension plan | Financing costs
Defined benefit pension plan expense (recovery)
Interest expense arising from defined benefit obligations accrued	335	318
Return, including interest income, on plan assets	(344)	(306)
Interest effect on asset ceiling limit	10	4
Total	1	16
Total	1	16
Pension plans | Pension plan | Other comprehensive income
Defined benefit pension plan expense (recovery)
Return, including interest income, on plan assets	(408)	51
Total	(408)	51
Re-measurements arising from demographic assumptions	20	(62)
Re-measurements arising from financial assumptions	984	(588)
Total	1,004	(650)
Changes in the effect of limiting net defined benefit assets to the asset ceiling	(152)	149
Defined benefit pension plan expense (recovery)	$ 444	$ (450)